Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,956	$ 2,195
Accounts receivable	101	118
Accounts receivable, related party	67	48
Other receivables	46	44
Inventories	967	1,055
Deferred income taxes, net	945	946
Prepaid expenses and other	225	195
Assets held for sale	0	201
Total current assets	4,307	4,802
Property, plant and equipment, at cost:
Land and land improvements	91	89
Buildings and leasehold improvements	748	656
Machinery and equipment	1,756	1,700
Construction-in-process	90	157
Total property, plant and equipment	2,685	2,602
Less accumulated depreciation	1,615	1,600
Property, plant and equipment, net	1,070	1,002
Trademarks and other intangible assets, net of accumulated amortization (2011 - $696; 2010 - $672)	2,602	2,675
Goodwill	8,010	8,010
Other assets and deferred charges	265	589
Total assets	16,254	17,078
Current liabilities:
Accounts payable	113	179
Tobacco settlement accruals	2,530	2,589
Due to related party	2	4
Deferred revenue, related party	42	53
Current maturities of long-term debt	457	400
Other current liabilities	1,132	1,147
Total current liabilities	4,276	4,372
Long-term debt (less current maturities)	3,206	3,701
Deferred income taxes, net	511	518
Long-term retirement benefits (less current portion)	1,759	1,668
Other noncurrent liabilities	251	309
Commitments and contingencies:
Shareholders' equity:
Common stock (shares issued: 2011 - 576,135,199; 2010 - 583,043,872)
Paid-in capital	8,293	8,535
Accumulated deficit	(1,660)	(1,807)
Accumulated other comprehensive loss - (Defined benefit pension and post-retirement plans: 2011 - $(330) and 2010 - $(186), net of tax)	(382)	(218)
Total shareholders' equity	6,251	6,510
Total liabilities and shareholders' equity	$ 16,254	$ 17,078